Share Based Compensation	12 Months Ended
Mar. 31, 2022
Share Based Compensation [Abstract]
Share based compensation

21. Share based compensation

The Company has a 2015 Stock Option Plan and 2016 Equity Incentive Plan and as amended on March 31, 2020 (collectively “ESOP Plans”) duly approved by the Board of Directors and had 2,023,744 stock options in the employee stock option pool. Under the ESOP Plans, the Compensation Committee on behalf of Board of Directors (the “Directors”) may from time to time make grants to one or more employees, determined by it to be eligible for participation under the plans.

The Compensation Committee determines which employees are eligible to receive the equity awards, the number of equity awards to be granted, the exercise price, the vesting period and the exercise period. The vesting period will be decided by the Compensation Committee as and when any grant takes place. All options granted under these plans shall vest over a period of 4 years from the date of grant with 25% vesting at the end of year one, 25% vesting at the end of year two, 25% vesting at the end of year three and 25% vesting at the end of year four unless specified otherwise. Shares forfeited by the Company are transferred back to the employee stock pool and shall be available for new grants.

Options are deemed to have been issued under these plans only to the extent actually issued and delivered pursuant to a grant. To the extent that a grant lapses or the rights of its grantee terminate, any equity shares subject to such grant are again available for new grants.

The option grant price may be determined by the Compensation Committee and is specified in the option grant. The grant is in writing and specifies the number of options granted the price payable for exercising the options, the date/s on which some or all of the options shall be eligible for vesting, fulfilment of the performance and other conditions, if any, subject to when vesting shall take place and other terms and conditions thereto. The option grant can be exercised only by the employees/ Key Managerial personal (KMP) of the Company.

Employee Stock Option Plan and Restricted Stocks (RS)

Options granted under the plan are exercisable into equity shares of the Company, have a contractual life equal to the shorter of ten years, or July 20, 2025, or July 20, 2027, as the case may be, and vest equitably over four years, unless specified otherwise in the applicable award agreement. The Company recognizes compensation cost, reduced by the estimated forfeiture rate, over the vesting period of the option. A summary of share option activity during the years ended March 31, 2021 and March 31, 2022 is set out below:

	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2020	870,065	756
Granted (1)	443,772	1,466
Converted from RSU*	10,920	-
Exercised	(545,212)	709
Forfeited	(75,837)	861
Options outstanding as of March 31, 2021	703,708	1,217
Vested and exercisable as of March 31, 2021	231,712	852

(1)	Includes 4,273 RS granted during the year to its Directors.

*	The Company had converted RSU issued to its Board members into Restricted Shares (RS) at the then current share price on the date of conversion to be settled into equity shares of the Company.

	Number of options	Weighted average exercise price in INR
Options outstanding as of March 31, 2021	703,708	1,217
Granted (1)	24,205	1583
Exercised	(136,611)	788
Forfeited	(32,474)	1,613
Options outstanding as of March 31, 2022	558,829	1,314
Vested and exercisable as of March 31, 2022	250,784	1,128

(1)	Includes 4,748 RS granted during the year to its Directors.

Total options available for grant as of March 31, 2022 was 457,114 ESOPs.

The Black-Scholes-Merton option pricing model includes assumptions regarding dividend yields, expected volatility, expected option term, and risk-free interest rates. The Company estimates expected volatility based on the historical volatility of the Company (considering sufficient history of its own data is available now for identifying the volatility). The risk-free interest rate is based on the yield of relevant time period based on US government bonds in effect at the time of grant for a period commensurate with the estimated expected life. The expected term of options granted is derived using the “simplified” method as allowed under the provisions of ASC Topic 718 to provide a reasonable basis upon which to estimate expected term.

The fair value of each share option granted to employees/ RS is estimated on the date of grant using the lack- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2021	2022
Dividend yield	0%	0%
Expected term (in years)	3.7 – 7.4	3.8 – 5.1
Expected volatility	34.0% - 45.6%	46.3% - 47.8%
Risk free interest rate	0.49% - 1.01%	0.55% - 0.80%

As of March 31, 2021, and 2022, the aggregate intrinsic value of all outstanding options was Nil.

The share-based compensation expense related to share options (including RS) is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totaled, INR 17 million, INR 36 million and INR 69 million (US$0.9 million) for the years ended March 31, 2020, 2021 and 2022, respectively. The amount of share-based compensation expense capitalized during the year ended March 31, 2021 and 2022 was INR 8 million and INR 23 million (US$0.3 million), respectively.

Unrecognized compensation cost for unvested options as of March 31, 2022 is INR 104 million (US$1.4 million), which is expected to be expensed over a weighted average period of 3.1 years.

The intrinsic value of options exercised during the year ended March 31, 2021, and March 31, 2022 was INR 35 million and INR Nil respectively.

During November 2018, the Company repriced the exercise price for 692,507 options, which were previously awarded to certain officers, employees and directors under the ESOP plans from US$13.25 to US$11.90 per share. All terms and conditions of the eligible options, including the vesting schedule, service condition and other terms remain the same. The impact of the repricing of the options has been considered in the company’s financial statements.

The intrinsic value per option at the date of grant during the years ended March 31, 2021 and 2022 is as follows:

Date of grant	No. of options granted	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
October 01, 2020*	4,273	2,320	—	Market price
March 31, 2021	182,800	2,057	—	Market price
July 7, 2021	20,000	1,838	—	Market price

*	Pertains to RSUs converted into RSs at the prevailing market price.

Stock Appreciation Rights (SARs)

The Company granted incentive compensation in the form of Stock Appreciation Rights (“SARs”), as defined in the Company’s 2016 Equity Incentive Plan, as amended on March 31, 2020, to its CEO and COO. The SARs have been granted in 4 tranches with maturity dates up to financial year March 31, 2028.

A summary of SARs activity during the periods ending March 31, 2021 and 2022 is set out below:

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2020	1,970,000	752
Granted	80,000	2,056
Exercised	(175,000)	722
Options outstanding as of March 31, 2021	1,875,000	810
Vested as of March 31, 2021	417,500	757
Exercisable as of March 31, 2021	67,500	940

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2021	1,875,000	810
Granted	-	-
Options outstanding as of March 31, 2022	1,875,000	810
Vested as of March 31, 2022	680,000	805
Exercisable as of March 31, 2022	130,000	1,154

The fair value of each SAR granted to employees is estimated at each reporting date using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2021	2022
Dividend yield	0%	0%
Expected term (in years)	3.7 – 5.2	3.2 – 4.7
Expected volatility	45.20% - 45.64%	49.32% - 52.52%
Risk free interest rate	0.63% - 1.01%	2.45% -2.49%

The share-based compensation expense related to SARs is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations totaled INR 1,319 million and reversal of expense of INR 373 million (US$4.9 million) for the year ended March 31, 2021 and 2022, respectively. The amount of share-based compensation expense capitalized during the year ended March 31, 2021 and 2022 was INR Nil million. The carrying value of the liability recorded for SARs as at March 31, 2021 and 2022 was INR 1,217 million and INR 844 million (US$11.1 million), respectively.

Unrecognized compensation cost for unvested SARs as of March 31, 2022 is INR 414 million (US$5.5 million), which is expected to be expensed over a weighted average period of 3.4 years.

On April 26, 2022, the Company through its Board of Directors has accepted the resignations of erstwhile CEO and COO of the Company. Both of the KMP’s were relinquished from their roles with the Company/ Group with immediate effect. Considering the same adjustment in relation to stock appreciation rights of CEO and COO will be made in Fiscal Year 2023.

The fair value per SAR at the date of grant during the year ended March 31, 2022 is as follows:

Date of grant	No. of SARs granted	Deemed fair value of SAR (INR)	Vesting period	Valuation used
July 18, 2019	200,000	722	February 2020	Market price
July 18, 2019	1,600,000	722	March 31, 2020 to July 31, 2027	Market price
March 30, 2020	170,000	1,069	March 31, 2021 to March 31, 2024	Market price
March 30, 2021	80,000	2,056	March 31, 2022 to March 31, 2025	Market price